Segment Data - Segment Information by Geographical Region (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from Services	$ 4,956.1	$ 5,088.2	$ 5,022.1	$ 4,587.7	$ 4,953.9	$ 4,972.5	$ 4,861.3	$ 4,542.2	$ 19,654.1	$ 19,329.9	$ 20,762.8
Long-Lived Assets	150.6				152.2				150.6	152.2	154.4
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from Services									2,950.2	3,115.6	3,190.6
Long-Lived Assets	33.9				32.3				33.9	32.3	30.2
France
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from Services									4,857.3	4,684.1	5,378.6
Long-Lived Assets	40.9				40.4				40.9	40.4	46.0
Italy
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from Services									1,170.7	1,230.2	1,183.4
Long-Lived Assets	4.4				4.7				4.4	4.7	4.7
United Kingdom
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from Services									1,819.7	2,118.4	2,168.6
Long-Lived Assets	9.0				10.3				9.0	10.3	10.3
Total Foreign
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from Services									16,703.9	16,214.3	17,572.2
Long-Lived Assets	$ 116.7				$ 119.9				$ 116.7	$ 119.9	$ 124.2